Financial Instruments and Risk Management - Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 67,110	$ 95,599
Financial assets, Fair value	67,110	95,599
Financial liabilities, Carrying amount	5,959,251	5,501,975
Financial liabilities, Fair value	6,202,672	5,735,931
Cash Deposits | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	55,257	54,984
Financial assets, Fair value	55,257	54,984
Forward Foreign Currency Contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,853	40,615
Financial assets, Fair value	11,853	40,615
Financial liabilities, Carrying amount	15,066	0
Financial liabilities, Fair value	15,066	0
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,944,185	5,501,975
Financial liabilities, Fair value	6,187,606	5,735,931
Debt | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,944,185	5,501,975
Financial liabilities, Fair value	$ 6,187,606	$ 5,735,931